Expense Example - FidelitySeriesHighIncomeFund-PRO - FidelitySeriesHighIncomeFund-PRO - Fidelity Series High Income Fund - Fidelity Series High Income Fund	Jun. 29, 2023 USD ($)
Expense Example:
1 year	$ 2
3 years	6
5 years	19
10 years	$ 63